[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
ANNUAL REPORT

DECEMBER 31, 2002


CREDIT SUISSE TRUST
GLOBAL TECHNOLOGY PORTFOLIO


CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

     For the 12 months ended December 31, 2002, Credit Suisse Trust -- Global Technology Portfolio(1) (the "Portfolio") had a loss of 39.30%, versus a decline of 19.07% for the Morgan Stanley Capital International All Country World Free Growth Index.(2)

     The direction and tone of activity among stocks in the technology, media and telecommunications sectors (collectively known as "TMT") in 2002 can be divided into two distinct periods. The first of these was January through September, and the second coincided with the year's fourth quarter.

     JANUARY-SEPTEMBER. TMT shares fell nearly uninterruptedly through September, due to the cumulative impact of factors that applied to stocks generally and TMT companies more specifically. On a general level, equity markets worldwide were hurt by revelations of questionable accounting and other corporate irregularities, particularly in the U.S.; concerns about the strength and pace of global economic growth that, in turn, prompted anxiety about the prospects for corporate earnings; and rising talk of war with Iraq and its potential economic consequences.

     Against this background, technology was especially hurt by the weakening climate for corporate spending on technology infrastructure, which is a closely watched indicator of end-user demand for goods and services across the spectrum of tech subcategories. Media suffered from the soft environment for advertising spending, worsened by rising doubts about the financial health and strategic direction of some of the world's biggest media names. And telecom notably endured ongoing concerns about overcapacity and heavy indebtedness among the top providers of fixed-line service, as well as shrinking demand for telecom equipment.

     OCTOBER-DECEMBER. TMT shares rallied in most of the fourth quarter primarily as a result of two drivers, in our view. One was a generalized perception that share prices and valuations, both of which had dropped sharply earlier in the year, had reached beaten-down levels that were too attractive to ignore. The other was a growing sense of hope that sluggish global economic growth would start to revive in 2003, which gained momentum when the Federal Reserve and the European Central Bank cut their respective nominal short-term interest rates.

     We attribute the Portfolio's underperformance of its MSCI benchmark during the year mainly to unfavorable selection among U.S. stocks in the core tech, media and telecom sectors. Despite our broad diversification, the Portfolio's U.S. holdings experienced significant weakness in the January-September period when share prices fared especially poorly worldwide. Relative sector weightings also detracted from performance to some degree, as our emphasis on TMT required that we maintain below-benchmark exposure to most other sectors. Several of these performed much better than the benchmark as a whole.

     The most positive contributions to the Portfolio's overall return came from our allocations to foreign markets like Germany, Sweden, Portugal and Mexico, augmented by our willingness to keep cash reserves uninvested during times when share prices fell.

     Our near-term outlook for TMT stocks is one of caution. An important contributor to this view is that we do not see any obvious catalysts for an upturn in demand for companies throughout the universe of TMT subcategories. While valuations have fallen a bit as a result of selling in December, our analysis concludes that they are still somewhat vulnerable to further downside risk. A variety of tech subcategories continue to experience pricing softness. And uncertainty about a possible war with Iraq persists.

     At the same time, we note that numerous companies have slashed inventory levels and enhanced their operating efficiency. Their earnings could thus exceed expectations if U.S. economic growth picks up even a little more than currently projected.

     TMT subcategories that we favor are semiconductor-related, specialty computer software, medical technology and selected media companies. Compared to the Portfolio's benchmark, we are underweighting contract manufacturing, makers of wireless infrastructure products and producers of telecom equipment. We continue to highlight North America on a geographical basis.

Vincent J. McBride                                                Scott T. Lewis
Co-Portfolio Manager                                        Co-Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE PORTFOLIO FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE PORTFOLIO MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

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           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE TRUST--GLOBAL TECHNOLOGY PORTFOLIO(1) AND THE
  MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD FREE GROWTH INDEX(2)
                     FROM INCEPTION (12/31/01). (UNAUDITED)

[CHART]

           CREDIT SUISSE TRUST -- GLOBAL        MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY
           TECHNOLOGY PORTFOLIO(1) -- $6,070    WORLD FREE GROWTH INDEX(2) -- $8,092
Dec-2001                             $10,000                                             $10,000
Jan-2002                              $9,240                                              $9,695
Feb-2002                              $8,600                                              $9,726
Mar-2002                              $8,950                                              $9,973
Apr-2002                              $8,039                                              $9,590
May-2002                              $7,929                                              $9,534
Jun-2002                              $6,999                                              $8,979
Jul-2002                              $6,279                                              $8,342
Aug-2002                              $6,249                                              $8,350
Sep-2002                              $5,619                                              $7,524
Oct-2002                              $6,169                                              $8,109
Nov-2002                              $6,919                                              $8,415
Dec-2002                              $6,070                                              $8,092

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)

                     1 YEAR                       SINCE INCEPTION
                    (39.30)%                         (39.22)%

(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Morgan Stanley Capital International All Country World Free Growth Index is a market-capitalization-weighted index of growth companies (with high price-book-value securities) listed on stock exchanges in and outside of the U.S., and is compiled by Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                                ------        -----
COMMON STOCKS (96.0%)
AUSTRALIA (0.7%)
MEDIA (0.7%)
    News Corporation, Ltd. ADR                                    1,000   $   22,650
                                                                          ----------
TOTAL AUSTRALIA                                                               22,650
                                                                          ----------
BERMUDA (1.1%)
INDUSTRIAL CONGLOMERATES (1.1%)
    Tyco International, Ltd.                                      2,100       35,868
                                                                          ----------
TOTAL BERMUDA                                                                 35,868
                                                                          ----------
CANADA (1.2%)
COMPUTERS & PERIPHERALS (1.2%)
    ATI Technologies, Inc.*                                       8,400       39,060
                                                                          ----------
TOTAL CANADA                                                                  39,060
                                                                          ----------
CHINA (0.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
    China Telecom Corporation, Ltd. ADR*                          1,620       27,994
                                                                          ----------
TOTAL CHINA                                                                   27,994
                                                                          ----------
FINLAND (2.4%)
COMMUNICATIONS EQUIPMENT (2.4%)
    Nokia Oyj                                                     3,100       49,282
    Nokia Oyj ADR                                                 1,700       26,350
                                                                          ----------
                                                                              75,632
                                                                          ----------
TOTAL FINLAND                                                                 75,632
                                                                          ----------
INDONESIA (1.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
    PT Telekomunikasi Indonesia ADR                               6,000       50,940
                                                                          ----------
TOTAL INDONESIA                                                               50,940
                                                                          ----------
ISRAEL (0.5%)
INTERNET SOFTWARE & SERVICES (0.5%)
    Check Point Software Technologies, Ltd.*                      1,200       15,564
                                                                          ----------
TOTAL ISRAEL                                                                  15,564
                                                                          ----------
JAPAN (3.1%)
LEISURE EQUIPMENT & PRODUCTS (1.7%)
    Nintendo Company, Ltd.                                          600       56,071
                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    NTT DoCoMo, Inc.                                                 24       44,291
                                                                          ----------
TOTAL JAPAN                                                                  100,362
                                                                          ----------
MALAYSIA (1.2%)
WIRELESS TELECOMMUNICATION SERVICES (1.2%)
    Maxis Communications Berhad*                                 27,000       38,368
                                                                          ----------
TOTAL MALAYSIA                                                                38,368
                                                                          ----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                                ------        -----
COMMON STOCKS (CONTINUED)
MEXICO (3.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
    Telefonos de Mexico SA de CV ADR                              2,930   $   93,701
                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    America Movil SA de CV ADR                                    1,280       18,381
                                                                          ----------
TOTAL MEXICO                                                                 112,082
                                                                          ----------
NETHERLANDS (4.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
    Koninklijke (Royal) KPN NV*                                   8,300       53,999
                                                                          ----------
HOUSEHOLD DURABLES (1.6%)
    Koninklijke (Royal) Philips Electronics NV                    2,900       50,820
                                                                          ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
    ASML Holding NV*                                              5,170       43,184
                                                                          ----------
TOTAL NETHERLANDS                                                            148,003
                                                                          ----------
NEW ZEALAND (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
    Telecom Corporation of New Zealand, Ltd.                      5,700       13,506
                                                                          ----------
TOTAL NEW ZEALAND                                                             13,506
                                                                          ----------
NORWAY (0.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    Tandberg ASA*                                                 2,700       15,589
                                                                          ----------
TOTAL NORWAY                                                                  15,589
                                                                          ----------
PORTUGAL (3.0%)
WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    Vodafone Telecel - Comunicacoes Pessoais SA                  12,200       94,735
                                                                          ----------
TOTAL PORTUGAL                                                                94,735
                                                                          ----------
SOUTH KOREA (6.2%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.3%)
    Samsung Electronics Company, Ltd. GDR                           790      105,465
                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES (2.9%)
    SK Telecom Company, Ltd. ADR                                  4,400       93,940
                                                                          ----------
TOTAL SOUTH KOREA                                                            199,405
                                                                          ----------
TAIWAN (2.8%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.8%)
    Taiwan Semiconductor Manufacturing Company, Ltd. ADR*         7,700       54,285
    United Microelectronics Corp.*                               10,525       35,364
                                                                          ----------
TOTAL TAIWAN                                                                  89,649
                                                                          ----------

                See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                                ------        -----
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (3.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
    BT Group PLC                                                  8,480   $   26,621
                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES (2.2%)
    Vodafone Group PLC                                           38,700       70,558
                                                                          ----------
TOTAL UNITED KINGDOM                                                          97,179
                                                                          ----------
UNITED STATES (59.3%)
AEROSPACE & DEFENSE (5.3%)
    Alliant Techsystems, Inc.*                                      800       49,880
    L-3 Communications Holdings, Inc.*                            1,200       53,892
    Lockheed Martin Corp.                                           400       23,100
    United Technologies Corp.                                       700       43,358
                                                                          ----------
                                                                             170,230
                                                                          ----------
AUTO COMPONENTS (0.9%)
    Gentex Corp.*                                                   900       28,476
                                                                          ----------
COMMUNICATIONS EQUIPMENT (4.8%)
    Cisco Systems, Inc.*                                          6,800       89,080
    Comverse Technology, Inc.*                                    2,000       20,040
    Juniper Networks, Inc.*                                       2,200       14,960
    Motorola, Inc.                                                3,300       28,545
                                                                          ----------
                                                                             152,625
                                                                          ----------
COMPUTERS & PERIPHERALS (3.4%)
    Apple Computer, Inc.*                                         1,100       15,763
    Dell Computer Corp.*                                          2,400       64,176
    Hewlett-Packard Co.                                           1,709       29,668
                                                                          ----------
                                                                             109,607
                                                                          ----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
    AT&T Corp.                                                      340        8,878
    SBC Communications, Inc.                                      1,200       32,532
                                                                          ----------
                                                                              41,410
                                                                          ----------
ELECTRICAL EQUIPMENT (2.1%)
    Harris Corp.                                                  2,600       68,380
                                                                          ----------
HEALTHCARE EQUIPMENT & SUPPLIES (3.8%)
    Biomet, Inc.                                                  2,200       63,052
    Medtronic, Inc.                                               1,300       59,280
                                                                          ----------
                                                                             122,332
                                                                          ----------
INTERNET SOFTWARE & SERVICES (0.8%)
    VeriSign, Inc.*                                               3,100       24,862
                                                                          ----------
MACHINERY (1.4%)
    SPX Corp.*                                                    1,200       44,928
                                                                          ----------

                See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                                ------        -----
COMMON STOCKS (CONCLUDED)
UNITED STATES (CONCLUDED)
MEDIA (13.6%)
    AOL Time Warner, Inc.*                                        4,300   $   56,330
    Clear Channel Communications, Inc.*                           2,500       93,225
    Comcast Corp. Class A*                                          549       12,940
    Comcast Corp. Special Class A*                                1,300       29,328
    Cox Radio, Inc. Class A*                                      1,600       36,496
    Gannett Company, Inc.                                           500       35,900
    Liberty Media Corp. Class A*                                 11,700      104,598
    Viacom, Inc. Class B*                                         1,700       69,292
                                                                          ----------
                                                                             438,109
                                                                          ----------
PHARMACEUTICALS (1.2%)
    Andrx Corp.*                                                  2,600       38,142
                                                                          ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.1%)
    Analog Devices, Inc.*                                           600       14,322
    Intel Corp.                                                   4,800       74,736
    Micron Technology, Inc.*                                      3,000       29,220
    Teradyne, Inc.*                                               1,100       14,311
                                                                          ----------
                                                                             132,589
                                                                          ----------
SOFTWARE (15.4%)
    Activision, Inc.*                                             1,300       18,967
    Adobe Systems, Inc.                                           2,000       49,820
    BMC Software, Inc.*                                           1,900       32,509
    Electronic Arts, Inc.*                                          900       44,793
    J. D. Edwards & Co.*                                          2,200       24,816
    Microsoft Corp.*                                              2,300      118,910
    Network Associates, Inc.*                                     3,600       57,924
    Oracle Corp.*                                                 5,000       54,000
    Take-Two Interactive Software, Inc.*                          1,700       39,933
    THQ, Inc.*                                                    1,600       21,200
    VERITAS Software Corp.*                                       2,000       31,240
                                                                          ----------
                                                                             494,112
                                                                          ----------
SPECIALTY RETAIL (1.2%)
    Best Buy Company, Inc.*                                       1,600       38,640
                                                                          ----------
TOTAL UNITED STATES                                                        1,904,442
                                                                          ----------
TOTAL COMMON STOCKS (Cost $4,014,776)                                      3,081,028
                                                                          ----------

                See Accompanying Notes to Financial Statements.

                                                                 PAR
                                                                (000)        VALUE
                                                                -----        -----
SHORT-TERM INVESTMENT (5.3%)
    State Street Bank and Trust Co.
    Euro Time Deposit, 1.188%, 1/02/03
    (Cost $170,000)                                                $170   $  170,000
                                                                          ----------
TOTAL INVESTMENTS AT VALUE (101.3%) (Cost  $4,184,776)                     3,251,028

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                                (40,380)
                                                                          ----------
NET ASSETS (100.0%)                                                       $3,210,648
                                                                          ==========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                         GDR = Global Depositary Receipt

* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS
    Investments at value (Cost $4,184,776)                                                         $3,251,028
    Cash                                                                                                  855
    Receivable from investment adviser                                                                 13,686
    Dividend and interest receivable                                                                    2,274
    Receivable for portfolio shares sold                                                                1,383
    Prepaid expenses                                                                                    6,114
                                                                                                   ----------
      Total Assets                                                                                  3,275,340
                                                                                                   ----------
LIABILITIES
    Administrative services fee payable                                                                 1,375
    Payable for investments purchased                                                                  40,846
    Payable for portfolio shares redeemed                                                                 640
    Trustees' fee payable                                                                                 607
    Other accrued expenses payable                                                                     21,224
                                                                                                   ----------
      Total Liabilities                                                                                64,692
                                                                                                   ----------
NET ASSETS
    Capital stock, $0.001 par value                                                                       529
    Paid-in capital                                                                                 5,027,167
    Accumulated net realized loss on investments and foreign currency transactions                   (883,396)
    Net unrealized appreciation (depreciation) from investments and foreign currency translations    (933,652)
                                                                                                   ----------
      Net Assets                                                                                   $3,210,648
                                                                                                   ==========
    Shares outstanding                                                                                529,046
                                                                                                   ----------
    Net asset value, offering price, and redemption price per share                                     $6.07
                                                                                                        =====

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
    Dividends                                                                                     $    23,904
    Interest                                                                                            5,216
    Foreign taxes withheld                                                                             (2,515)
                                                                                                  -----------
      Total investment income                                                                          26,605
                                                                                                  -----------
EXPENSES
    Investment advisory fees                                                                           37,372
    Administrative services fees                                                                        9,773
    Legal fees                                                                                         33,860
    Audit fees                                                                                         24,175
    Printing fees                                                                                      20,908
    Registration fees                                                                                   5,107
    Custodian fees                                                                                      4,122
    Trustees' fees                                                                                      2,293
    Transfer agent fees                                                                                 2,227
    Insurance expense                                                                                   1,858
    Miscellaneous expense                                                                               1,983
                                                                                                  -----------
      Total expenses                                                                                  143,678
    Less: fees waived and expenses reimbursed                                                         (82,013)
                                                                                                  -----------
      Net expenses                                                                                     61,665
                                                                                                  -----------
       Net investment loss                                                                            (35,060)
                                                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                                               (883,396)
    Net realized gain on foreign currency transactions                                                    967
    Net change in unrealized appreciation (depreciation) from investments                            (933,748)
    Net change in unrealized appreciation (depreciation) from foreign currency translations                96
                                                                                                  -----------
    Net realized and unrealized loss from investments and foreign currency related items           (1,816,081)
                                                                                                  -----------
    Net decrease in net assets resulting from operations                                          $(1,851,141)
                                                                                                  ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR
                                                                            ENDED
                                                                     DECEMBER 31, 2002
                                                                     -----------------
FROM OPERATIONS
  Net investment loss                                                   $   (35,060)
  Net realized loss on investments and foreign currency transactions       (882,429)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                           (933,652)
                                                                        -----------
   Net decrease in net assets resulting from operations                  (1,851,141)
                                                                        -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                            3,724,943
  Net asset value of shares redeemed                                     (1,858,702)
                                                                        -----------
   Net increase in net assets from capital share transactions             1,866,241
                                                                        -----------
  Net increase in net assets                                                 15,100
NET ASSETS
  Beginning of year                                                       3,195,548
                                                                        -----------
  End of year                                                           $ 3,210,648
                                                                        ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout the Period)

                                                                                         FOR THE YEAR
                                                                                             ENDED
                                                                                      DECEMBER 31, 2002
                                                                                      -----------------
PER SHARE DATA
  Net asset value, beginning of period                                                      $10.00
                                                                                            ------
INVESTMENT OPERATIONS
  Net investment loss                                                                        (0.07)(1)
  Net loss on investments and foreign currency related items
    (both realized and unrealized)                                                           (3.86)
                                                                                            ------
      Total from investment operations                                                       (3.93)
                                                                                            ------
NET ASSET VALUE, END OF PERIOD                                                              $ 6.07
                                                                                            ======
      Total return                                                                          (39.30)%(2)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                                 $ 3,211
    Ratio of expenses to average net assets                                                   1.65%
    Ratio of net investment loss to average net assets                                       (0.94)%
    Decrease reflected in above operating expense ratios due to waivers/reimbursements        2.19%
  Portfolio turnover rate                                                                       87%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total return is historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Global Technology Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks long-term appreciation of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. The Portfolio commenced operations on December 31, 2001.

     A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Portfolio's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2002, the Portfolio had no open forward foreign currency contracts.

     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the year ended December 31, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. CSFB has agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

     J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

     The Portfolio invests a high percentage of its assets in the technology sector of the market. As a result, the financial, economic, business and political developments in the technology sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments in that sector. In addition, this Portfolio is sector concentrated and, under normal market conditions, it will invest 80% or more of its net assets in related industries within the technology sector of the market.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the year ended December 31, 2002, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

              GROSS                          NET            EXPENSE
          ADVISORY FEE     WAIVER       ADVISORY FEE    REIMBURSEMENTS
          ------------     ------       ------------    --------------
             $37,372       $37,372          $--            $43,602

     Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") an affiliate of CSAM, became sub-investment adviser to the Portfolio. CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Portfolio.

     Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia") an affiliate of CSAM, became a sub-investment adviser to the Portfolio. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Portfolio.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the

Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective May 1, 2002.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2002, co-administrative services fees earned by CSAMSI were $3,737.

     For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS     ANNUAL RATE
           ------------------------     -----------
           First $500 million           .08% of average daily net assets
           Next $1 billion              .07% of average daily net assets
           Over $1.5 billion            .06% of average daily net assets

     For the period January 1, 2002 through April 30, 2002, co-administrative service fees earned, and voluntarily waived, by PFPC (including out-of-pocket expenses) were $2,378 and $1,039, respectively.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS     ANNUAL RATE
           ------------------------     -----------
           First $5 billion             .050% of average daily net assets
           Next $5 billion              .035% of average daily net assets
           Over $10 billion             .020% of average daily net assets

     For the period May 1, 2002 through December 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $3,658.

     In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill was paid $6,000 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

     The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2002 and during the fiscal year ended December 31, 2002, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $7,859,146 and $2,959,180, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Portfolio is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                     FOR THE YEAR ENDED     FOR THE PERIOD ENDED
                                      DECEMBER 31, 2002     DECEMBER 31, 2001(1)
Shares sold                                 439,455               319,555

Shares redeemed                            (229,964)                   --
                                           --------               -------
Net Increase                                209,491               319,555
                                           ========               =======

(1)  Commencement of operations.

     On December 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

            NUMBER OF                              APPROXIMATE PERCENTAGE
           SHAREHOLDERS                             OF OUTSTANDING SHARES
           ------------                             ---------------------
                2                                              99%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, Post-October losses, and excise tax regulations.

     There were no distributions in the year ended December 31, 2002.

     At December 31, 2002, the components of distributable earnings on a tax basis for the Portfolio were as follows:

       Accumulated realized loss                           $  (854,949)
       Unrealized depreciation                                (962,099)
                                                           -----------
                                                           $(1,817,048)
                                                           ===========

     At December 31, 2002, the Portfolio had $741,118 in capital loss carryovers available to offset possible future capital gains which expires on December 31, 2010.

     Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2002, the Portfolio elected to defer net losses arising between November 1, 2002 and December 31, 2002 of $113,831.

     At December 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $4,213,223, $56,409, $(1,018,604) and $(962,195), respectively.

     At December 31, 2002, the Portfolio reclassified $967 from accumulated net realized loss from investments and $34,093 from paid-in capital, to undistributed net investment income, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses, and foreign currency transactions. Net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust -- Global Technology Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Technology Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS        TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------        -------          ---------------
INDEPENDENT TRUSTEES

Richard H. Francis            Trustee and    Since       Currently retired;     54               None
c/o Credit Suisse Asset       Audit          1999        Executive Vice
Management, LLC.              Committee                  President and
466 Lexington Avenue          Member                     Chief Financial
New York, New York                                       Officer of Pan Am
10017-3140                                               Corporation and
                                                         Pan American
Age: 70                                                  World Airways,
                                                         Inc. from 1988 to
                                                         1991

Jack W. Fritz                 Trustee and    Since       Private investor;      53               Director of
2425 North Fish Creek Road    Audit          Trust       Consultant and                          Advo, Inc.
P.O. Box 1287                 Committee      Inception   Director of Fritz                       (direct mail
Wilson, Wyoming 83014         Member                     Broadcasting, Inc.                      advertising)
                                                         and Fritz
Age: 75                                                  Communications
                                                         (developers and
                                                         operators of radio
                                                         stations) since
                                                         1987

Jeffrey E. Garten             Trustee and    Since       Dean of Yale           53               Director of
Box 208200                    Audit          1998(2)     School of                               Aetna, Inc.;
New Haven, Connecticut        Committee                  Management and                          Director of
06520-8200                    Member                     William S. Beinecke                     Calpine Energy
                                                         Professor in the                        Corporation;
Age: 56                                                  Practice of                             Director of
                                                         International                           CarMax Group
                                                         Trade and Finance;                      (used car
                                                         Undersecretary of                       dealers)
                                                         Commerce for
                                                         International Trade
                                                         from November 1993
                                                         to October 1995;
                                                         Professor at
                                                         Columbia University
                                                         from September
                                                         1992 to November
                                                         1993

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Garten was initially appointed as a Trustee on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS        TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------        -------          ---------------
INDEPENDENT TRUSTEES--(CONTINUED)

Peter F. Krogh                Trustee and    Since       Dean Emeritus and      53               Member of
301 ICC                       Audit          2001        Distinguished Professor                 the Board
Georgetown University         Committee                  of International Affairs                of The Carlisle
Washington, DC 20057          Member                     at the Edmund A.                        Companies Inc.;
                                                         Walsh School of                         Member of
Age: 65                                                  Foreign Service,                        Selection
                                                         Georgetown University;                  Committee
                                                         Moderator of PBS                        for Truman
                                                         foreign affairs television              Scholars and
                                                         series                                  Henry Luce
                                                                                                 Scholars; Senior
                                                                                                 Associate of
                                                                                                 Center for
                                                                                                 Strategic and
                                                                                                 International
                                                                                                 Studies; Trustee
                                                                                                 of numerous
                                                                                                 world affairs
                                                                                                 organizations

James S. Pasman, Jr.          Trustee and    Since       Currently retired;     55               Director of
c/o Credit Suisse Asset       Audit          1999        President and Chief                     Education
Management, LLC.              Committee                  Operating Officer of                    Management
466 Lexington Avenue          Member                     National InterGroup,                    Corp.
New York, New York                                       Inc, (holding company)
10017-3140                                               from April 1989
                                                         to March 1991;
Age: 71                                                  Chairman of Permian
                                                         Oil Co. from April
                                                         1989 to March 1991

                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          OTHER
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         TRUST          SERVED      PAST FIVE YEARS        TRUSTEE          HELD BY TRUSTEE
---------------------         -----          ------      ---------------        -------          ---------------
INDEPENDENT TRUSTEES--(CONCLUDED)

Steven N. Rappaport           Trustee and    Since       Partner of Lehigh Court,                54        None
Lehigh Court, LLC             Audit          1999        LLC since July 2002;
40 East 52nd Street           Committee                  President of SunGard
New York, New York            Chairman                   Securities Finance, Inc.
10022                                                    from 2001 to July 2002;
                                                         President of Loanet, Inc.
Age: 54                                                  (on-line accounting
                                                         service) from 1995 to
                                                         2001; Director,
                                                         President, North
                                                         American Operations,
                                                         and former Executive
                                                         Vice President from
                                                         1992 to 1993 of
                                                         Worldwide
                                                         Operations of
                                                         Metallurg Inc.
                                                         (manufacturer of
                                                         specialty metals and
                                                         alloys); Executive
                                                         Vice President,
                                                         Telerate, Inc.
                                                         (provider of real-time
                                                         information to the
                                                         capital markets) from
                                                         1987 to 1992;
                                                         Partner in the
                                                         law firm of
                                                         Hartman & Craven
                                                         until 1987

INTERESTED TRUSTEE

William W. Priest(3)          Trustee        Since       Senior Partner and     60               None
Steinberg Priest & Sloane                    1999        Fund Manager,
Capital Management                                       Steinberg Priest &
12 East 49th Street                                      Sloane Capital
12th Floor                                               Management since
New York, New York                                       March 2001; Chairman
10017                                                    and Managing
                                                         Director of CSAM
Age: 61                                                  from 2000 to
                                                         February 2001, Chief
                                                         Executive Officer and
                                                         Managing Director of
                                                         CSAM from 1990 to
                                                         2000

(3) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he provides consulting services to CSAM.

                                             TERM
                                             OF OFFICE(1)
                                             AND
                              POSITION(S)    LENGTH
                              HELD WITH      OF TIME
NAME, ADDRESS AND AGE         TRUST          SERVED      PRINCIPAL OCCUPATIONAL DURING PAST FIVE YEARS
---------------------         -----          ------      ---------------------------------------------
OFFICERS

Laurence R. Smith             Chairman       Since       Managing Director and Global Chief Investment Officer
Credit Suisse Asset                          2002        of CSAM; Associated with JP Morgan Investment
Management, LLC                                          Management from 1981 to 1999; Officer of other Credit
466 Lexington Avenue                                     Suisse Funds
New York, New York
10017-3140

Age: 44

Hal Liebes, Esq.              Vice President Since       Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset           and Secretary  1999        Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                          Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue                                     CS First Boston Investment Management from 1994 to
New York, New York                                       1995; Associated with Division of Enforcement, U.S.
10017-3140                                               Securities and Exchange Commission from 1991 to
                                                         1994; Officer of other Credit Suisse Funds
Age: 38

Michael A. Pignataro          Treasurer      Since       Director and Director of Fund Administration of CSAM;
Credit Suisse Asset           and Chief      1999        Associated with CSAM since 1984; Officer of other Credit
Management, LLC               Financial                  Suisse Funds
466 Lexington Avenue          Officer
New York, New York
10017-3140

Age: 43

Gregory N. Bressler, Esq.     Assistant      Since       Director and Deputy General Counsel; Associated with
Credit Suisse Asset           Secretary      2000        CSAM since January 2000; Associated with the law firm of
Management, LLC                                          Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
466 Lexington Avenue                                     Officer of other Credit Suisse Funds
New York, New York
10017-3140

Age: 36

                                             TERM
                                             OF OFFICE(1)
                                             AND
                              POSITION(S)    LENGTH
                              HELD WITH      OF TIME
NAME, ADDRESS AND AGE         TRUST          SERVED      PRINCIPAL OCCUPATIONAL DURING PAST FIVE YEARS
---------------------         -----          ------      ---------------------------------------------
OFFICERS--(CONCLUDED)

Kimiko T. Fields, Esq.        Assistant      Since       Vice President and Legal Counsel; Associated with CSAM
Credit Suisse Asset           Secretary      2002        since January 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Age: 39

Rocco A. Del Guercio          Assistant      Since       Vice President and Administrative Officer of CSAM;
Credit Suisse Asset           Treasurer      1999        Associated with CSAM since June 1996; Assistant
Management, LLC                                          Treasurer, Bankers Trust Co.-- Fund Administration from
466 Lexington Avenue                                     March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                       Supervisor, Dreyfus Corporation from April 1987 to
10017-3140                                               March 1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola           Assistant      Since       Assistant Vice President-- Fund Administration of CSAM
Credit Suisse Asset           Treasurer      2000        since April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                          Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                     Vice President, Weiss, Peck & Greer LLC from November
New York, New York                                       1995 to December 1998; Officer of other Credit Suisse
10017-3140                                               Funds

Age: 39

Robert M. Rizza               Assistant      Since       Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset           Treasurer      2002        Administrative Officer of CSAM from March 1998 to
Management, LLC                                          December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                     from April 1994 to March 1998; Officer of other Credit
New York, New York                                       Suisse Funds
10017-3140

Age: 37

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- GLOBAL TECHNOLOGY PORTFOLIO
SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A special meeting of shareholders of the Portfolio was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on May 1, 2002. The following matter was voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included in the total for the proposal.

     To approve a Sub-Investment Advisory Agreement for the Portfolio, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM Japan"):

                                      % OF TOTAL SHARES     % OF TOTAL
                         SHARES          OUTSTANDING       SHARES VOTED
                         ------          -----------       ------------
          For            5,094.00           0.83%            86.34%
          Against          806.00           0.13%            13.66%
          Abstain            0.00           0.00%             0.00%

     A special meeting of shareholders of the Portfolio was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matter was voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included in the total for the proposal.

     To approve a Sub-Investment Advisory Agreement for the Portfolio, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management (Australia) Limited ("CSAM Australia"):

                                        % OF TOTAL SHARES     % OF TOTAL
                           SHARES          OUTSTANDING       SHARES VOTED
                           ------          -----------       ------------
          For            293,727.00           54.20%            95.71%
          Against         11,315.00            2.09%             3.69%
          Abstain          1,849.00            0.34%             0.60%

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